Note 3 - Summary of Significant Accounting Policies - Supplemental Balance Sheet Information Related to Leases (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Non-current	$ 4,024,962	$ 0
Current	524,844	0
Non-current	$ 3,594,531	$ 0
Weighted average remaining lease terms (in years) (Year)	7 years
Weighted average discount rate	6.00%